INCOME TAXES - Disclosure of deferred income tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred income tax assets	$ 10,378,495	$ 3,332,850
Total unrecognized deductible deferred income tax assets	(10,378,495)	(3,332,850)
Net deferred income tax asset	0	0
Non-capital losses carried forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred income tax assets	9,534,795	3,057,355
Intangible asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred income tax assets	74,461	74,461
Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred income tax liabilities	(36,886)	0
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred income tax assets	$ 806,125	$ 201,034